Note 12 - Income Taxes (Details)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Japan [Member]	Mar. 31, 2014 Internal Revenue Service (IRS) [Member]	Mar. 31, 2014 Japan [Member] USD ($)	Mar. 31, 2014 Japan [Member] JPY (¥)	Mar. 31, 2013 United States [Member] USD ($)	Mar. 31, 2013 United States [Member] JPY (¥)	Mar. 31, 2013 Other Countries [Member] USD ($)	Mar. 31, 2013 Other Countries [Member] JPY (¥)
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.90%	38.30%	38.30%	38.30%	41.00%
Decrease in Deferred Tax Liability Net					¥ 110,381,000
Increase in Deferred Tax Liability, Net		1,034,000	106,487,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		(9,066,000)	(933,623,000)	(647,079,000)	(136,689,000)
Undistributed Earnings of Foreign Subsidiaries		3,914,000	403,040,000
Operating Loss Carryforwards								22,434,000	2,310,209,000	9,876,000	1,017,046,000	4,114,000	423,705,000
Unrecognized Tax Benefits			¥ 0	¥ 0
Open Tax Year						2013	2006